Long-term Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Long-term Debt

Unless otherwise stated, interest rates are as of December 31, 2012.

(IN MILLIONS)	December 31, 2012			December 31, 2011
	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—

Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39

Total debenture loans (with weighted average interest rate)	7.60%	2,093	2,237	9.94%	1,699	1,852
Other loans		1	1		4	4

Total long-term debt	4.86%	6,184	6,334	5.68%	6,359	6,475
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1
Short-term debt		7			6

Total debt and other financing arrangements		6,303			6,481

Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		362			150

Non-current portion of long-term debt and capital lease and other financing obligations		$5,941			$6,331

Schedule of Long-term Debt Currency Wise

The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:

(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$5,803	$5,724
Euro	381	635
Japanese Yen	—	—

	$6,184	$6,359

Annual Maturities of Long-term Debt	Annual maturities of Nielsen’s long-term debt are as follows:

(IN MILLIONS)
2013	$341
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884

$6,184

Summary of Future Minimum Capital Lease Payments under Non-Cancelable Capital Leases

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91

Total	167
Less: amount representing interest	60

Present value of minimum lease payments	$107

Current portion	$10
Total non-current portion	97

Present value of minimum lease payments	$107